UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03313

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/06

Date of reporting period: 05/31/06

Item 1 - Schedule of Investments

Schedule of INVESTMENTS May 31, 2006 (unaudited)

Government Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)

U.S. Government Agency Obligations - 30.4%
Federal Farm Credit Bank
5.020%, 08/22/2006 (a)	$50,000	$49,997
Federal Home Loan Bank
4.770%, 06/12/2006 (a)(b)	50,000	49,999
4.770%, 06/13/2006 (a)	50,000	49,999
2.000%, 07/07/2006	5,000	4,991
4.860%, 07/21/2006 (a)	58,165	58,165
4.500%, 11/03/2006	20,000	20,000
4.770%, 12/13/2006 (a)	25,000	24,997
3.520%, 12/29/2006	12,560	12,474
Federal Home Loan Mortgage Corporation
3.830%, 06/20/2006	25,000	25,000
4.150%, 09/05/2006	25,000	25,000
4.170%, 10/18/2006 (b)	25,000	25,000
4.610%, 11/24/2006	12,500	12,500
4.800%, 02/20/2007 (b)	25,000	25,000
5.375%, 06/04/2007	25,000	25,000
4.800%, 06/19/2007 (a)	135,000	134,959
4.800%, 07/06/2007 (a)	49,000	48,982
4.943%, 09/27/2007 (a)	225,000	224,857
Federal National Mortgage Association
4.685%, 06/01/2006	199,235	199,235
4.810%, 06/01/2006	30,000	30,000
2.500%, 06/15/2006 (b)	15,000	14,991
4.530%, 07/03/2006	75,000	74,698
4.850%, 07/03/2006	100,000	99,569
4.950%, 07/03/2006	25,000	24,890
4.580%, 07/10/2006	70,000	69,619
4.990%, 08/01/2006	44,000	43,628
4.990%, 08/01/2006	50,000	49,577
4.000%, 08/08/2006 (b)	25,000	24,996
2.750%, 08/11/2006 (b)	32,750	32,655
4.560%, 10/02/2006	25,000	24,610
2.625%, 11/15/2006 (b)	25,000	24,770
4.790%, 06/21/2007 (a)	112,500	112,454
Total U.S. Government Agency Obligations
(Cost $1,642,612)		1,642,612

Repurchase Agreements - 69.8%
Bank of America
5.010%, dated 05/31/2006, matures 06/01/2006, repurchase price $300,042 (collateralized by U.S. Treasury Obligations: Total market value $306,001)	300,000	300,000
BNP Paribas
5.010%, dated 05/31/2006, matures 06/01/2006, repurchase price $1,075,150 (collateralized by U.S. Treasury Obligations: Total market value $1,096,500)	1,075,000	1,075,000
CS First Boston
5.000%, dated 05/31/2006, matures 06/01/2006, repurchase price $700,098 (collateralized by U.S. Treasury Obligations: Total market value $714,004)	700,000	700,000
Goldman Sachs
5.020%, dated 05/31/2006, matures 06/01/2006, repurchase price $925,129 (collateralized by U.S. Treasury Obligations: Total market value $943,500)	925,000	925,000
UBS Warburg
4.900%, dated 05/31/2006, matures 06/01/2006, repurchase price $12,626 (collateralized by U.S. Treasury Obligations: Total market value $12,879)	12,624	12,624
UBS Warburg
5.010%, dated 05/31/2006, matures 06/01/2006, repurchase price $750,104 (collateralized by U.S. Treasury Obligations: Total market value $765,003)	750,000	750,000
Total Repurchase Agreements
(Cost $3,762,624)		3,762,624

Investments Purchased with Proceeds from Securities Lending (c) - 3.7%
(Cost $200,991)		200,991

Total Investments - 103.9%
(Cost $5,606,227)		5,606,227
Other Assets and Liabilities, Net - (3.9)%		(212,928)
Total Net Assets - 100.0%		$5,393,299

(a)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2006. The date shown is the next reset date.
(b)	This security or a portion of this security is out on loan at May 31, 2006. Total loaned securities had a market value of $197,028,803 at May 31, 2006.
(c)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of May 31, 2006, the cash collateral was invested solely in a repurchase agreement.

Schedule of INVESTMENTS May 31, 2006 (unaudited)

Prime Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)

Commercial Paper - 29.5%
Asset-Backed (a) - 21.2%
Chesham Finance
5.000%, 06/01/2006	$244,360	$244,360
5.000%, 06/05/2006	244,200	244,064
Concord Minutemen Capital
5.000%, 06/05/2006	50,226	50,198
5.000%, 06/06/2006	100,465	100,395
5.000%, 06/07/2006	49,198	49,157
4.830%, 06/19/2006	50,000	49,879
5.020%, 06/21/2006	50,191	50,051
4.940%, 07/10/2006	100,000	99,465
Corporate Asset Funding
4.950%, 06/15/2006	50,000	49,904
5.020%, 07/05/2006	39,300	39,114
Falcon Asset Securitization Corporation
4.980%, 06/02/2006	51,222	51,215
5.000%, 06/07/2006	50,000	49,958
5.000%, 06/09/2006	100,000	99,889
5.000%, 06/12/2006	101,470	101,315
5.020%, 06/22/2006	100,000	99,708
Kitty Hawk Funding (Guarantor: Bank of America)
5.005%, 06/12/2006	150,000	149,771
5.010%, 06/20/2006	32,174	32,089
Old Line Funding
5.010%, 06/15/2006	58,535	58,421
5.000%, 06/20/2006	92,924	92,679
5.000%, 07/05/2006	50,000	49,762
Ranger Funding
5.010%, 06/27/2006	75,000	74,729
5.025%, 07/05/2006	99,699	99,226
5.030%, 07/11/2006	25,000	24,860
Scaldis Capital
4.980%, 06/01/2006	80,000	80,000
5.010%, 06/07/2006	300,000	299,749
4.820%, 06/15/2006	50,000	49,906
Sheffield Receivables Corporation
4.990%, 06/08/2006	104,130	104,029
5.010%, 06/12/2006	50,000	49,923
5.010%, 06/16/2006	42,000	41,912
5.010%, 06/20/2006	150,000	149,603
5.020%, 06/27/2006	75,000	74,728
Thames Asset Global Securitization Corporation
4.790%, 06/07/2006	29,224	29,200
4.825%, 06/08/2006	70,630	70,562
4.820%, 06/12/2006	19,874	19,845
5.010%, 06/15/2006	156,508	156,203
5.010%, 06/19/2006	15,851	15,811
4.920%, 06/20/2006	118,528	118,219
4.930%, 06/30/2006	42,057	41,890
Variable Funding Corporation
5.019%, 06/07/2006 (b)	75,000	75,000
4.890%, 07/05/2006	50,000	49,769
4.920%, 07/07/2006	50,000	49,754
Windmill Funding Corporation
4.980%, 06/01/2006	100,000	100,000
4.995%, 06/02/2006	50,000	49,993
5.010%, 06/15/2006	59,000	58,885
5.010%, 06/21/2006	6,753	6,734
5.010%, 07/06/2006	40,000	39,805
Total Asset-Backed		3,691,729

Secured Liquidity Notes (a) - 4.6%
Emerald Trust Certificates (MBNA Master Certificates)
4.890%, 06/20/2006	100,000	99,742
4.890%, 06/28/2006	125,000	124,542
4.930%, 07/07/2006	75,000	74,630
5.090%, 08/01/2006	40,000	39,655
Fenway Funding
5.070%, 06/23/2006	100,000	99,690
5.000%, 07/17/2006	50,000	49,681
Park Granada
4.885%, 06/06/2006	100,000	99,932
Rams Funding
5.040%, 06/05/2006	108,000	107,939
5.060%, 06/08/2006	55,478	55,423
5.060%, 06/26/2006	50,000	49,824
Total Secured Liquidity Notes		801,058

Non Asset-Backed - 3.7%
CS First Boston NY
5.010%, 06/26/2006	100,000	99,652
5.020%, 07/05/2006	75,000	74,645
UBS Americas
5.050%, 06/01/2006	275,405	275,405
UBS Finance
4.910%, 06/29/2006	200,000	199,222
Total Non Asset-Backed		648,924

Total Commercial Paper
(Cost $5,141,711)		5,141,711

Certificates of Deposit - 21.5%
American Express
5.010%, 06/05/2006	100,000	100,000
5.020%, 06/08/2006	100,000	100,000
5.025%, 06/19/2006	50,000	50,000
Barclays Bank NY
5.200%, 08/24/2006	75,000	75,000
5.010%, 02/13/2007	100,000	100,000
5.200%, 04/03/2007	100,000	100,000
5.278%, 04/11/2007	100,000	99,998
5.305%, 04/19/2007	100,000	100,000
CAYLON NY
4.950%, 06/02/2006	150,000	150,000
CitiCorp
5.170%, 08/23/2006	100,000	100,000
CS First Boston NY
5.040%, 06/26/2006	100,000	100,000
5.040%, 06/26/2006	175,000	175,000
Fortis Bank
5.010%, 06/05/2006	100,000	100,000
5.035%, 07/03/2006	100,000	100,000
HBOS
5.020%, 06/16/2006	100,000	100,000
Marshall & Isley
5.020%, 06/16/2006	299,000	299,000
Mercantile Bankshares
5.020%, 06/09/2006	50,000	50,000
5.030%, 06/12/2006	50,000	50,000
5.040%, 06/29/2006	50,000	50,000
Natexis Banque
4.920%, 06/29/2006	100,000	100,000
5.000%, 06/29/2006	50,000	50,000
5.040%, 07/03/2006	150,000	150,000
5.070%, 07/03/2006	100,000	100,000
Rabobank Nederland NY
4.758%, 11/28/2006	100,000	100,003
Royal Bank of Scotland NY
4.170%, 09/21/2006	75,000	75,000
Societe Generale NY
4.870%, 06/01/2006	50,000	50,000
5.030%, 06/16/2006	100,000	100,000
5.030%, 06/19/2006	100,000	100,000
5.040%, 07/03/2006	100,000	100,000
Svenska Handelsbanken NY
3.740%, 06/14/2006	50,000	50,000
3.755%, 06/14/2006	50,000	50,000
4.340%, 10/03/2006	100,000	99,994
4.765%, 11/14/2006	100,000	100,000
4.790%, 01/16/2007	100,000	100,000
4.970%, 02/07/2007	50,000	50,000
Wachovia
5.030%, 06/26/2006	100,000	100,000
Wells Fargo Bank
4.800%, 12/27/2006	75,000	75,000
4.850%, 01/30/2007	100,000	100,000
5.000%, 02/13/2007	100,000	100,000
Total Certificates of Deposit
(Cost $3,748,995)		3,748,995

Structured Investment Vehicles (a) - 15.0%
Beta Finance
5.058%, 06/01/2006 (b)	100,000	99,997
5.078%, 06/01/2006 (b)	100,000	100,000
5.128%, 06/01/2006 (b)	100,000	100,001
5.103%, 06/06/2006 (b)	100,000	100,000
3.710%, 06/16/2006	100,000	100,000
4.370%, 10/06/2006	50,000	50,000
CC USA
4.930%, 07/07/2006	23,600	23,484
Cheyne Finance LLC
5.068%, 06/01/2006 (b)	50,000	49,992
5.068%, 06/01/2006 (b)	100,000	99,984
4.978%, 07/06/2006 (b)	100,000	99,988
5.065%, 07/25/2006 (b)	100,000	99,987
5.070%, 07/25/2006 (b)	100,000	99,987
5.175%, 08/25/2006 (b)	100,000	99,984
Dorada Finance
3.745%, 06/16/2006	50,000	50,000
K2 USA LLC
5.060%, 06/01/2006 (b)	150,000	149,989
5.065%, 06/01/2006 (b)	50,000	49,996
5.065%, 06/01/2006 (b)	65,000	64,995
5.070%, 06/01/2006 (b)	100,000	100,000
4.165%, 08/07/2006	40,000	40,000
4.175%, 09/22/2006	85,000	85,000
Links Finance LLC
5.065%, 06/01/2006 (b)	100,000	99,998
5.065%, 06/01/2006 (b)	100,000	99,993
5.070%, 06/01/2006 (b)	100,000	99,991
5.070%, 06/01/2006 (b)	50,000	49,995
4.000%, 07/20/2006	100,000	99,999
Sigma Finance
5.065%, 06/01/2006 (b)	200,000	199,985
5.068%, 06/01/2006 (b)	100,000	99,992
5.070%, 06/01/2006 (b)	100,000	99,999
5.075%, 06/01/2006 (b)	100,000	99,997
Total Structured Investment Vehicles
(Cost $2,613,333)		2,613,333

Extendible Floating Rate Corporate Notes (a) (b) - 14.1%
Allstate Global Funding
5.081%, 06/27/2006	100,000	100,000
Allstate Life Global Funding
5.032%, 06/04/2006	65,000	65,000
5.081%, 06/27/2006	69,000	69,000
Bayerische Landesbank NY
5.101%, 06/24/2006	300,000	300,000
BNP Paribas NY
5.051%, 06/26/2006	124,000	124,000
5.144%, 08/19/2006	100,000	100,000
General Electric Capital Corporation
5.176%, 06/09/2006	300,000	300,000
5.181%, 06/17/2006	200,000	200,000
Goldman Sachs Group
5.181%, 06/15/2006	177,000	177,000
Marshall & Isley
5.061%, 06/15/2006	50,000	50,000
Metlife Global Funding
5.079%, 06/07/2006	85,000	85,000
5.191%, 06/28/2006	95,000	95,000
Morgan Stanley Dean Witter
5.111%, 06/15/2006	100,000	100,000
5.161%, 06/27/2006	95,000	95,000
Royal Bank of Canada NY
4.993%, 06/01/2006	100,000	100,000
Royal Bank Of Scotland
5.071%, 06/22/2006	259,000	259,000
Societe Generale
4.993%, 06/02/2006	34,000	34,000
Wells Fargo Bank
5.071%, 06/15/2006	100,000	100,000
Westlb AG NY
4.990%, 06/30/2006	100,000	100,000
Total Extendible Floating Rate Corporate Notes
(Cost $2,453,000)		2,453,000

Corporate Notes - 9.0%
American Express Credit
5.131%, 06/20/2006 (a) (b)	115,000	115,000
Bank Of America Securities Master Note
5.133%, 06/01/2006 (b)	200,000	200,000
Bear Stearns Master Note
5.090%, 06/01/2006	200,000	200,000
5.188%, 06/01/2006 (b)	200,000	200,000
Chesham Finance
5.093%, 06/01/2006 (a) (b)	100,000	99,996
Citigroup Global Markets
5.133%, 06/01/2006 (b)	300,000	300,000
Goldman Sachs Group
5.133%, 06/01/2006 (b)	125,000	125,000
MBIA Global Funding
5.081%, 06/20/2006 (a) (b)	50,000	50,014
5.048%, 06/26/2006 (a) (b)	125,000	125,000
Morgan Stanley Dean Witter
5.113%, 06/01/2006 (b)	100,000	100,000
5.123%, 06/01/2006 (b)	60,000	60,000
Total Corporate Notes
(Cost $1,575,010)		1,575,010

Floating Rate Funding Agreements (b) - 4.5%
Allstate Life Insurance Funding Agreement
5.200%, 07/15/2006	100,000	100,000
ING USA Life
5.151%, 06/19/2006	150,000	150,000
Transamerica Occidental Funding Agreement
5.150%, 06/01/2006	400,000	400,000
Travelers Insurance Company
4.960%, 06/07/2006	80,000	80,000
United Of Omaha
5.073%, 06/01/2006	25,000	25,000
4.980%, 06/21/2006	25,000	25,000
Total Floating Rate Funding Agreements
(Cost $780,000)		780,000

Euro Time Deposit - 2.9%
National City Time Deposit
5.063%, 06/01/2006	509,061	509,061
(Cost $509,061)

Structured Notes (a) - 1.7%
3M Company
5.645%, 12/12/2006	114,000	114,519
Wachovia Asset Securitization
Series 2004-HM2A, Class AMM,
5.071%, 06/25/2006 (b)	50,820	50,820
Series 2005-HM1A, Class AMM,
5.071%, 06/25/2006 (b)	68,952	68,952
Wal-Mart
5.586%, 06/01/2006	65,000	65,000
Total Structured Notes
(Cost $299,291)		299,291

Weekly Variable Rate Demand Notes (b) - 0.6%
California Housing Finance Agency Revenue, Series R
5.140%, 06/07/2006	45,690	45,690
Delaware County Pennsylvania Authority Revenue, Riddle Village, Series B
5.100%, 06/07/2006	15,000	15,000
Franklin County Ohio Health Care Facilities Revenue, Presbyterian, Series C
5.150%, 06/07/2006	10,270	10,270
Frisch School
5.100%, 06/07/2006	12,100	12,100
Greensboro North Carolina, Series B
5.080%, 06/07/2006	5,690	5,690
Illinois Finance Authority Revenue, Windsor Park
5.100%, 06/07/2006	9,500	9,500
Total Weekly Variable Rate Demand Notes
(Cost $98,250)		98,250

Repurchase Agreements - 1.7%
Goldman Sachs
5.153%, dated 05/31/2006, matures 06/01/2006, repurchase price $209,023 (collateralized by various securities: Total market value $211,819)	200,000	200,000
UBS Warburg
4.875%, dated 05/31/2006, matures 06/01/2006, repurchase price $86,997 (collateralized by U.S. Treasury obligations: Total market value $88,737)	86,994	86,994
Total Repurchase Agreements
(Cost $286,994)		286,994

Total Investments - 100.5%
(Cost $17,505,645)		17,505,645
Other Assets and Liabilities, Net - (0.5)%		(90,243)
Total Net Assets - 100.0%		$17,415,402

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of May 31, 2006, the value of these investments was $10,248,422,056 or 58.8% of total net assets.

(b)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2006. The date shown is the next reset date.

Schedule of INVESTMENTS May 31, 2006 (unaudited)

Tax Free Obligations Fund

DESCRIPTION	PAR (000)/SHARES	VALUE (000)

Municipal Bonds - 101.5%
Alabama - 0.3%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
3.470%, 06/07/2006 (a)	$6,000	$6,000

Alaska - 0.4%
ABN AMRO Munitops Certificates Trust, Series 2006-9 (INS: MBIA) (SPA: ABN AMRO Bank)
3.520%, 06/07/2006 (a) (b)	8,100	8,100

Arizona - 0.3%
Arizona Health Facilities, Royal Oaks (LOC: LaSalle Bank)
3.470%, 06/07/2006 (a)	1,355	1,355
Arizona Health Facilities, The Terraces Project, Series B2 (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.470%, 06/07/2006 (a)	5,000	5,000
		6,355
Arkansas - 0.4%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
3.480%, 06/07/2006 (a)	6,390	6,390

California - 1.6%
ABN AMRO Munitops Certificates Trust (General Obligation) (INS: AMBAC) (SPA: ABN AMRO Bank)
3.040%, 07/20/2006 (a) (b)	17,530	17,530
California State Department of Water Resources Power Supply, Series B-2 (LOC: BNP Paribas)
3.620%, 06/01/2006 (a)	2,185	2,185
California State Department of Water Resources Power Supply, Series F-5 (LOC: Citibank)
3.620%, 06/01/2006 (a)	10,610	10,610
		30,325
Colorado - 2.6%
Colorado Educational & Cultural Facilities, Linfield Christian School (LOC: Evangelical Christian) (LOC: Wescorp Credit Union)
3.530%, 06/07/2006 (a)	8,750	8,750
Colorado Educational & Cultural Facilities, Mesivta Greater L.A. (LOC: Bank of America)
3.470%, 06/07/2006 (a)	5,000	5,000
Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B (LOC: Suntrust Bank)
3.470%, 06/07/2006 (a)	20,900	20,900
Colorado Health Facilites Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
3.520%, 06/07/2006 (a)	7,000	7,000
Moffat County Pollution Control (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.540%, 06/07/2006 (a)	6,835	6,835
		48,485
Connecticut - 0.7%
Connecticut State Health & Educational Facilities Authority, Yale University, Series V-1
3.450%, 06/01/2006 (a)	12,850	12,850

District of Columbia - 1.1%
District of Columbia, American Society, Series A (LOC: Wachovia Bank)
3.480%, 06/07/2006 (a)	10,000	10,000
District of Columbia, The Washington Home (LOC: Wachovia Bank)
3.470%, 06/07/2006 (a)	9,400	9,400
		19,400
Florida - 7.7%
ABN AMRO Munitops Certificates Trust, Series 1999-11 (INS: FGIC) (SPA: ABN AMRO Bank)
3.500%, 06/22/2006 (a) (b)	10,000	9,994
Broward County Educational Facilities Authority, City College (LOC: Citibank)
3.470%, 06/07/2006 (a)	8,025	8,025
Highlands County Health Facilities, Adventist Health Systems, Series A (LOC: Suntrust Bank)
3.500%, 06/07/2006 (a)	12,100	12,100
Highlands County Health Facilities, Adventist Health Systems, Sunbelt, Series A (INS: FGIC) (SPA: Bank One)
3.470%, 06/07/2006 (a)	44,000	44,000
Highlands County Health Facilities, Adventist Health Systems, Sunbelt, Series A (LOC: Suntrust Bank)
3.470%, 06/07/2006 (a) (b)	37,320	37,320
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
3.520%, 06/07/2006 (a)	3,550	3,550
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
3.470%, 06/07/2006 (a)	22,000	22,000
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
3.220%, 06/07/2006 (a)	6,000	6,000
		142,989
Georgia - 4.8%
Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital (INS: AMBAC) (SPA: Suntrust Bank)
3.220%, 06/07/2006 (a)	19,180	19,180
Clayton County Development Authority, Delta Airlines Project, Series A (LOC: General Electric Capital)
3.300%, 06/07/2006 (a)	2,450	2,450
Cobb County Development Authority, Presbyterian, Series B (LOC: Allied Irish Bank, PLC)
3.220%, 06/07/2006 (a)	5,350	5,350
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
3.480%, 06/07/2006 (a)	10,415	10,415
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
3.480%, 06/07/2006 (a)	13,095	13,095
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
3.470%, 06/07/2006 (a)	1,725	1,725
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
3.470%, 06/07/2006 (a)	1,155	1,155
Medical Center Hospital Authority, Spring Harbor at Green Island (LOC: Bank of Scotland)
3.470%, 06/07/2006 (a)	13,900	13,900
Rockdale County Hospital Authority (LOC: Suntrust Bank)
3.470%, 06/07/2006 (a)	10,405	10,405
Thomasville Hosptial Authority, J.D. Archbold (LOC: Suntrust Bank)
3.470%, 06/07/2006 (a) (b)	11,250	11,250
		88,925
Idaho - 0.4%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
3.520%, 06/07/2006 (a)	4,275	4,275
University of Idaho Foundation Authority (LOC: First Security Bank)
3.250%, 06/07/2006 (a) (b)	2,650	2,650
		6,925
Illinois - 14.9%
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
3.470%, 06/07/2006 (a)	15,660	15,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
3.470%, 06/07/2006 (a)	2,600	2,600
Cook County, Bernard Zell Anshe Emet (LOC: J.P. Morgan Chase Bank)
3.260%, 06/07/2006 (a)	7,900	7,900
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
3.260%, 06/07/2006 (a)	12,000	12,000
Illinois Development Finance Authority (LOC: Northern Trust)
3.480%, 06/07/2006 (a)	3,500	3,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
3.510%, 06/07/2006 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	4,625	4,625
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
3.260%, 06/07/2006 (a)	6,255	6,255
Illinois Development Finance Authority, Loyola Academy (LOC: J.P. Morgan Chase Bank)
3.260%, 06/07/2006 (a)	4,000	4,000
Illinois Development Finance Authority, Mount Caramel High School Project (LOC: J.P. Morgan Chase Bank)
3.260%, 06/07/2006 (a)	14,000	14,000
Illinois Development Finance Authority, Presbyterian Home Lake, Series A (INS: FSA) (SPA: First Union National Bank)
3.250%, 06/07/2006 (a)	30,000	30,000
Illinois Development Finance Authority, Roosevelt University (LOC: J.P. Morgan Chase Bank)
3.260%, 06/07/2006 (a)	13,500	13,500
3.260%, 06/07/2006 (a)	10,000	10,000
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a) (b)	5,000	5,000
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	3,710	3,710
Illinois Educational Facilities Authority, Chicago Zoological Society (LOC: Northern Trust)
3.260%, 06/07/2006 (a)	5,000	5,000
Illinois Finance Authority, Kohl Children's Museum (LOC: Fifth Third Bank)
3.260%, 06/07/2006 (a)	8,040	8,040
Illinois Finance Authority, Landing at Plymouth Place, Series B (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.480%, 06/07/2006 (a)	8,500	8,500
Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
3.480%, 06/07/2006 (a)	6,500	6,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
3.490%, 06/07/2006 (a)	4,000	4,000
Illinois Finance Authority, Proctor Hospital, Series B (LOC: J.P. Morgan Chase Bank)
3.540%, 06/07/2006 (a)	3,400	3,400
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: KBC Bank)
3.490%, 06/07/2006 (a)	3,125	3,125
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
3.490%, 06/07/2006 (a)	7,145	7,145
Illinois Finance Authority, Smith Village, Series C (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	10,500	10,500
Illinois Finance Authority, Thresholds Project (LOC: Northern Trust)
3.260%, 06/07/2006 (a)	8,000	8,000
Illinois Health Facilities Authority Lifelink (LOC: J.P. Morgan Chase Bank)
3.240%, 06/07/2006 (a)	5,915	5,915
Illinois Health Facilities Authority, Franciscan Eldercare, Series B (LOC: LaSalle Bank)
3.240%, 06/07/2006 (a)	1,750	1,750
Illinois Health Facilities Authority, Franciscan Eldercare, Series C (LOC: LaSalle Bank)
3.240%, 06/07/2006 (a)	11,320	11,320
Illinois Health Facilities Authority, Franciscan Eldercare, Series E (LOC: LaSalle Bank)
3.240%, 06/07/2006 (a)	5,660	5,660
Illinois Health Facilities, Central Baptist Home, Series B (LOC: Allied Irish Bank, PLC)
3.490%, 06/07/2006 (a)	3,070	3,070
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
3.520%, 06/07/2006 (a)	13,695	13,695
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
3.490%, 06/07/2006 (a)	12,880	12,880
Illinois Health Facilities, Series C (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	160	160
Macon County - Milikin University (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.240%, 06/07/2006 (a)	3,700	3,700
Northern Cook County Solid Waste Agency (LOC: Northern Trust)
3.480%, 06/07/2006 (a)	5,100	5,100
St. Clair County, McKendree College Project (LOC: Bank of America)
3.475%, 06/07/2006 (a)	6,150	6,150
Yorkville, MPI Grande Project (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	3,205	3,205
		276,305
Indiana - 5.0%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
3.520%, 06/07/2006 (a)	6,730	6,730
Fort Wayne Industires Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
3.570%, 06/07/2006 (a)	5,130	5,130
Indiana Bond Bank, Series A (LOC: Bank of New York)
4.500%, 02/01/2007	42,000	42,340
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
3.470%, 06/07/2006 (a)	7,175	7,175
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
3.490%, 06/07/2006 (a)	18,800	18,800
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
3.510%, 06/07/2006 (a)	12,930	12,930
		93,105
Iowa - 1.0%
Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America)
3.500%, 06/07/2006 (a)	14,505	14,505
Iowa Financial Retirement Authority, Deerfield Retirement, Series B (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	700	700
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
3.470%, 06/07/2006 (a)	4,000	4,000
		19,205
Kansas - 1.1%
Olathe Senior Living Facility, Catholic Care Campus, Series C-1 (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	11,300	11,300
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	8,890	8,890
		20,190
Louisiana - 0.8%
ABN AMRO Munitops Certificates Trust, Series 2002-17 (INS: AMBAC) (SPA: ABN AMRO Bank)
3.510%, 06/07/2006 (a) (b)	15,000	15,000

Maryland - 3.1%
Gaithersburg Economic Development, Asbury Methodist (LOC: KBC Bank)
3.490%, 06/07/2006 (a)	2,300	2,300
Gaithersburg Economic Development, Asbury Methodist, Series A (INS: MBIA)
3.470%, 06/07/2006 (a)	26,970	26,970
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
3.470%, 06/07/2006 (a)	10,000	10,000
Maryland State Health & Higher Educational Facilities Authority, Charlestown Community, Series A (INS: General Obligation of Institution) (LOC: Bank of America)
3.250%, 06/07/2006 (a)	17,500	17,500
		56,770
Massachusetts - 1.2%
ABN AMRO Munitops Certificates Trust, Series 1998-12 (INS: MBIA) (SPA: ABN AMRO Bank)
3.500%, 06/07/2006 (a) (b)	12,000	12,000
ABN AMRO Munitops Certificates Trust, Series 2000-2 (INS: FGIC) (SPA: ABN AMRO Bank)
3.490%, 06/07/2006 (a) (b)	10,000	10,000
Massachusetts Development Financing Agency, Senior Living Facility, New England Deaconess Association (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.460%, 06/07/2006 (a)	5	5
		22,005
Michigan - 3.2%
Ann Arbor Economic Development, Glacier Hills, Series A (LOC: J.P. Morgan Chase Bank)
3.470%, 06/07/2006 (a)	4,500	4,500
Ann Arbor Economic Development, Glacier Hills, Series B (LOC: J.P. Morgan Chase Bank)
3.470%, 06/07/2006 (a)	3,030	3,030
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC)
3.520%, 06/07/2006 (a)	11,700	11,700
Jackson County Economic Development, Vista Grande Villa, Series A (LOC: LaSalle Bank)
3.540, 06/01/2006 (a)	7,625	7,625
Kalamazoo Economic Development, Heritage Project (LOC: Fifth Third Bank)
3.470%, 06/07/2006 (a)	3,705	3,705
State of Michigan Strategic Fund, Holland Home Group, Series A (LOC: Fifth Third Bank)
3.470%, 06/07/2006 (a)	10,645	10,645
State of Michigan Strategic Fund, Lutheran Social Services (LOC: National City Bank)
3.530%, 06/07/2006 (a)	18,320	18,320
		59,525
Minnesota - 1.8%
Eden Prairie, Multifamily Housing Authority
3.520%, 06/07/2006 (a)	14,105	14,105
Mendota Heights Revenue, St. Thomas Academy Project (LOC: Allied Irish Bank, PLC)
3.480%, 06/07/2006 (a)	1,765	1,765
Minnesota State Higher Educational Facilities, Bethel College (INS: General Obligation of Institution) (LOC: Allied Irish Bank, PLC)
3.310%, 06/07/2006 (a)	4,745	4,745
Minnesota State Higher Educational Facilities, Bethel College, Series 5 (LOC: Allied Irish Bank, PLC)
3.310%, 06/07/2006 (a)	3,500	3,500
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
3.470%, 06/07/2006 (a)	9,000	9,000
		33,115
Mississippi - 0.7%
Medical Center Educational Building, Adult Hospital (INS: AMBAC) (SPA: AmSouth Bank)
3.460%, 06/07/2006 (a)	13,000	13,000

Missouri - 1.3%
Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
3.520%, 06/07/2006 (a)	7,100	7,100
Missouri State Health & Educational Facilities (LOC: J.P. Morgan Chase Bank)
3.510%, 06/07/2006 (a)	8,740	8,740
St. Louis County Industrial Development Authority, Friendship Village South, Series B (LOC: LaSalle Bank)
3.240%, 06/07/2006 (a)	2,415	2,415
St. Louis County Industrial Development Authority, Friendship Village West (LOC: LaSalle Bank)
3.240%, 06/07/2006 (a)	6,000	6,000
		24,255
New Hampshire - 0.2%
New Hampshire Health & Educational Facilities Authority, Colby-Sawyer College (LOC: Allied Irish Bank, PLC)
3.540%, 06/07/2006 (a)	2,875	2,875

New Jersey - 1.2%
New Jersey State Tax & Revenue Anticipation Notes, Series A
4.000%, 06/23/2006	22,500	22,513

New York - 3.1%
ABN AMRO Munitops Certificates Trust, Series 1999-3 (INS: MBIA) (SPA: ABN AMRO Bank)
3.620%, 06/07/2006 (a) (b)	21,402	21,402
ABN AMRO Munitops Certificates Trust, Series 1999-13 (INS: FGIC) (SPA: ABN AMRO Bank)
3.480%, 06/07/2006 (a) (b)	7,561	7,561
ABN AMRO Munitops Certificates Trust, Series 2000-7 (INS: FGIC) (SPA: ABN AMRO Bank)
3.600%, 06/07/2006 (a) (b)	27,565	27,565
New York State Housing Financing Agency, Tribeca Green Housing, Series A (LOC: Landesbank Hessen-Thuringen)
3.130%, 06/07/2006 (a)	400	400
		56,928
North Carolina - 2.6%
North Carolina Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
3.470%, 06/07/2006 (a)	20,000	20,000
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
3.480%, 06/07/2006 (a)	9,465	9,465
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
3.480%, 06/07/2006 (a)	9,285	9,285
North Carolina Wolfpack Club Project (LOC: Bank of America)
3.470%, 06/07/2006 (a)	10,200	10,200
		48,950
North Dakota - 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	3,600	3,600

Ohio - 6.3%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: J.P. Morgan Chase Bank)
3.480%, 06/07/2006 (a)	6,145	6,145
Cuyahoga County Continuing Care Facilities (LOC: LaSalle National Bank)
3.470%, 06/07/2006 (a)	3,000	3,000
Cuyahoga County Metrohealth System (LOC: National City Bank)
3.480%, 06/07/2006 (a)	11,900	11,900
Franklin County Health Care Facilities (LOC: National City Bank)
3.490%, 06/07/2006 (a)	3,500	3,500
Franklin County Health Care Facilities, Friendship Village Dublin, Series B (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	5,700	5,700
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
3.520%, 06/07/2006 (a)	16,425	16,425
Franklin County Health Care Facilities, Presbyterian, Series B (LOC: National City Bank)
3.490%, 06/07/2006 (a)	5,000	5,000
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
3.490%, 06/07/2006 (a)	4,340	4,340
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
3.490%, 06/07/2006 (a)	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
3.490%, 06/07/2006 (a)	10,200	10,200
Fulton County Health Center (LOC: J.P. Morgan Chase Bank)
3.230%, 06/07/2006 (a)	12,300	12,300
Logan County Health Care Facilities (LOC: Fifth Third Bank)
3.520%, 06/07/2006 (a)	10,270	10,270
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
3.470%, 06/07/2006 (a)	2,200	2,200
Ohio State Higher Educational Facilities, Antioch University (LOC: National City Bank)
3.500%, 06/07/2006 (a)	4,000	4,000
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
3.470%, 06/07/2006 (a)	8,550	8,550
Summit County Port Authority, Lawrence School Project (LOC: Fifth Third Bank)
3.470%, 06/07/2006 (a)	10,475	10,475
		116,125
Oklahoma - 0.6%
Oklahoma Authority Revenue, American Cancer Society Project (LOC: Bank of America)
3.520%, 06/07/2006 (a)	2,645	2,645
Tulsa Industrial Authority Revenue Floating (INS: MBIA)
3.500%, 06/07/2006 (a) (b)	7,970	7,970
		10,615
Oregon - 0.8%
Clackamas County Hospital Facilities, Senior Living Facility, Mary's Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
3.490%, 06/07/2006 (a)	15,520	15,520

Pennsylvania - 3.0%
ABN AMRO Munitops Certificates Trust, Series 1999-16 (INS: MBIA) (SPA: ABN AMRO Bank)
3.490%, 06/07/2006 (a) (b)	6,884	6,884
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Generation (LOC: Barclay's Bank, PLC)
3.510%, 06/01/2006 (a)	7,000	7,000
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC)
3.490%, 06/07/2006 (a)	4,900	4,900
Delaware County Authority Revenue, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
3.470%, 06/07/2006 (a)	8,230	8,230
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
3.480%, 06/07/2006 (a)	9,380	9,380
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
3.480%, 06/07/2006 (a)	3,635	3,635
Philadelphia Hospitals & Higher Educational Facilities Authority, Temple University Health, Series A (LOC: Wachovia Bank)
3.480%, 06/07/2006 (a)	10,000	10,000
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
3.480%, 06/07/2006 (a)	6,000	6,000
		56,029
Puerto Rico - 0.4%
ABN AMRO Munitops Certificates Trust, Series 2000-17 (SPA: ABN AMRO Bank)
3.470%, 06/07/2006 (a) (b)	8,105	8,105

Rhode Island - 0.4%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
3.470%, 06/07/2006 (a)	6,750	6,750

South Carolina - 1.8%
Charleston Waterworks & Sewer, Series A (SPA: Bank of America)
3.470%, 06/07/2006 (a)	8,665	8,665
Greenville County School District (INS: South Carolina School District Enhancement Program)
4.000%, 06/01/2006	25,000	25,000
		33,665
Tennessee - 3.9%
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank)
3.220%, 06/07/2006 (a)	8,000	8,000
Knox County Health Educational & Housing Facilities Board, Volunteer Student Housing Project (LOC: Allied Irish Bank, PLC)
3.480%, 06/07/2006 (a)	19,800	19,800
Met Government Nashville & Davidson (LOC: Societe Generale)
3.520%, 06/07/2006 (a)	7,035	7,035
Rutherford County Industrial Development - Square D Company (LOC: Societe Generale)
3.500%, 06/07/2006 (a)	4,100	4,100
Sullivan County Health, Educational & Housing Facilities, Wellmont Health System (LOC: Bank of America)
3.470%, 06/07/2006 (a)	27,045	27,045
Sumner County School Capital Outlay Notes (LOC: Suntrust Bank)
3.210%, 06/01/2006 (a)	6,000	6,000
		71,980
Texas - 13.5%
ABN AMRO Munitops Certificates Trust, Frisco School District (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.600%, 09/20/2006 (a) (b)	9,695	9,695
ABN AMRO Munitops Certificates Trust, Williamson County (INS: FSA) (SPA: ABN AMRO Bank)
3.570%, 06/07/2006 (a) (b)	10,395	10,395
Bexar County Health Facilities, Air Force Village (LOC: Bank of America)
3.470%, 06/07/2006 (a)	14,400	14,400
3.470%, 06/07/2006 (a)	12,000	12,000
Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank)
3.490%, 06/07/2006 (a)	5,680	5,680
Gregg County Health Facilities Development, Good Shepherd Medical Center Project (LOC: KBC Bank)
3.470%, 06/07/2006 (a)	21,055	21,055
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
3.520%, 06/07/2006 (a)	19,000	19,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
3.490%, 06/07/2006 (a)	4,200	4,200
Houston Independent School District, Schoolhouse (INS: PSF-Guaranteed) (SPA: Bank of America)
2.770%, 06/14/2006	6,000	6,000
Kendall County Health Facilities, Morningside Ministries (LOC: J.P. Morgan Chase Bank)
3.490%, 06/07/2006 (a)	14,700	14,700
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
3.520%, 06/07/2006 (a)	17,860	17,860
Tarrant County Cultural Educational Facilities Financing, Northwest Senior Retirement Facility, Edgemere, Series B (LOC: LaSalle Bank)
3.470%, 06/07/2006 (a)	10,000	10,000
Texas State Tax & Revenue Anticipation Notes
4.500%, 08/31/2006	45,900	46,060
Travis County Health Facilities, Querencia Barton Creek, Series C (LOC: LaSalle Bank)
3.480%, 06/07/2006 (a)	11,000	11,000
University of Texas (Commercial Paper)
3.250%, 06/08/2006	24,300	24,300
3.480%, 07/07/2006	24,450	24,450
		250,795
Utah - 0.4%
Intermountain Power Agency, Power Supply Revenue, Series E (INS: AMBAC) (SPA: Morgan Stanley Bank)
3.600%, 12/01/2006 (a)	4,260	4,260
Intermountain Power Agency, Power Supply Revenue, Series F (INS: AMBAC) (SPA: Morgan Stanley Bank)
3.600%, 12/01/2006 (a)	3,050	3,050
		7,310
Washington - 3.2%
ABN AMRO Munitops Certificates Trust, Washington State (General Obligation) (INS: MBIA-Insured Bond Certificate) (SPA: ABN AMRO Bank)
3.490%, 06/07/2006 (a) (b)	19,000	19,000
Washington State Higher Educational Facilities, Cornish College Arts Project, Series A (LOC: Bank of America)
3.290%, 06/07/2006 (a)	6,160	6,160
Washington State Housing Financial Nonprofit Revenue, Emerald Heights (LOC: Bank of America)
3.580%, 06/01/2006 (a)	9,600	9,600
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
3.470%, 06/07/2006 (a)	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
3.520%, 06/07/2006 (a)	6,600	6,600
		58,980
West Virginia - 2.2%
ABN AMRO Munitops Certificates Trust, West Virginia (INS: FGIC) (SPA: ABN AMRO Bank)
3.600%, 09/20/2006 (a) (b)	30,995	30,995
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
3.470%, 06/07/2006 (a)	9,060	9,060
West Virginia State Hospial Financing Authority, Pallottine Health, Series A1 (LOC: J.P. Morgan Chase Bank)
3.480%, 06/07/2006 (a)	135	135
		40,190
Wisconsin - 3.3%
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
3.470%, 06/07/2006 (a)	4,900	4,900
Wisconsin State Health & Educational Facilities, Felician Services, Series A (INS: AMBAC) (SPA: J.P. Morgan Chase Bank)
3.250%, 06/07/2006 (a)	75	75
Wisconsin State Health & Educational Facilities, Froedtert & Community Health, Series C (INS: AMBAC) (SPA: Morgan Stanley Bank)
3.460%, 06/07/2006 (a)	27,735	27,735
Wisconsin State Health & Educational Facilities, Marantha Baptist (LOC: J.P. Morgan Chase Bank)
3.470%, 06/07/2006 (a)	10,800	10,800
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
3.240%, 06/07/2006 (a)	8,000	8,000
Wisconsin State Health & Educational Facilities, Marshfield, Series B (LOC: M&I Bank)
3.500%, 06/07/2006 (a)	5,000	5,000
Wisconsin State Health & Educational Facilities, University of Wisconsin Medical Foundation (LOC: LaSalle Bank)
3.280%, 06/07/2006 (a)	15	15
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: J.P. Morgan Chase Bank)
3.490%, 06/07/2006 (a)	3,960	3,960
		60,485

Total Municipal Bonds
(Cost $1,880,634)		1,880,634

Short-Term Investment - 0.2%
AIM TFIT-Tax-Free Cash Reserve Portfolio
(Cost $2,919)	2,918,689	2,919
Total Investments - 101.7%
(Cost $1,883,553)		1,883,553
Other Assets and Liabilities, Net - (1.7)%		(30,926)
Total Net Assets - 100.0%		$1,852,627

(a)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2006. The date shown is the next reset date.

(b)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of May 31, 2006, the value of these investments was $278,416,168 or 15.0% of total net assets.

AMBAC - American Municipal Bond Assurance Company
FGIC - Financial Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assistance
INS - Insured
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PLC - Public Liability Company
PSF - Permanent School Fund
SPA - Standby Purchase Agreement

Schedule of INVESTMENTS May 31, 2006 (unaudited)

Treasury Obligations Fund

DESCRIPTION	PAR (000)	VALUE (000)

U.S. Treasury Obligation - 1.6%
U.S. Treasury Note - 1.6%
2.500%, 10/31/2006
(Cost $198,523)	$200,000	$198,523

Repurchase Agreements - 98.8%
ABN AMRO
4.900%, dated 05/31/2006, matures 06/01/2006, repurchase price $2,000,272 (collateralized by U.S. Treasury Obligations: Total market value $2,040,000)	2,000,000	2,000,000
Bank of America
4.900%, dated 05/31/2006, matures 06/01/2006, repurchase price $300,041 (collateralized by U.S. Treasury Obligations: Total market value $306,001)	300,000	300,000
Bear Stearns
4.900%, dated 05/31/2006, matures 06/01/2006, repurchase price $1,500,204 (collateralized by U.S. Treasury Obligations: Total market value $1,534,639)	1,500,000	1,500,000
CS First Boston
4.900%, dated 05/31/2006, matures 06/01/2006, repurchase price $750,102 (collateralized by U.S. Treasury Obligations: Total market value $765,005)	750,000	750,000
Deutsche Bank
4.900%, dated 05/31/2006, matures 06/01/2006, repurchase price $1,950,265 (collateralized by U.S. Treasury Obligations: Total market value $1,989,001)	1,950,000	1,950,000
Greenwich Capital
4.900%, dated 05/31/2006, matures 06/01/2006, repurchase price $750,102 (collateralized by U.S. Treasury Obligations: Total market value $765,004)	750,000	750,000
Merrill Lynch
4.880%, dated 05/31/2006, matures 06/01/2006, repurchase price $775,105 (collateralized by U.S. Treasury Obligations: Total market value $790,503)	775,000	775,000
Morgan Stanley
4.900%, dated 05/31/2006, matures 06/01/2006, repurchase price $2,400,327 (collateralized by U.S. Treasury Obligations: Total market value $2,448,000)	2,400,000	2,400,000
UBS Warburg
4.900%, dated 05/31/2006, matures 06/01/2006, repurchase price $1,600,600 (collateralized by U.S. Treasury Obligations: Total market value $1,632,390)	1,600,382	1,600,382

Total Repurchase Agreements
(Cost $12,025,382)		12,025,382

Total Investments - 100.4%
(Cost $12,223,905)		12,223,905
Other Assets and Liabilities, Net - (0.4)%		(45,486)
Total Net Assets - 100.0%		$12,178,419

	Schedule of INVESTMENTS May 31, 2006 (unaudited)

	U.S. Treasury Money Market Fund

	DESCRIPTION	PAR (000)/ SHARES	VALUE (000)

	U.S. Treasury Obligations - 100.2%
	U.S. Treasury Bills (a)
	2.925%, 06/01/2006	$2,088	$2,088
	4.683%, 06/15/2006	594,063	592,981
	4.610%, 07/13/2006	14,678	14,599
	4.641%, 07/20/2006	10,000	9,937
	4.708%, 08/10/2006	11,599	11,493
	4.694%, 08/17/2006	15,000	14,849
	4.695%, 08/24/2006	15,000	14,836
	4.700%, 08/31/2006	10,000	9,881
	Total U.S. Treasury Obligations
	(Cost $670,664)		670,664

	Money Market Fund - 0.2%
	Goldman Sachs Financial Square Tax Exempt Fund
	(Cost $1,292)	1,292,262	1,292
	Total Investments - 100.4%
	(Cost $671,956)		671,956
	Other Assets and Liabilities, Net - (0.4)%		(2,268)
	Total Net Assets - 100.0%		$669,688

(a)	Yield shown is the effective yield as of May 31, 2006.

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 31, 2006